Form N-1A Supplement	Dec. 10, 2025
Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	BAILLIE GIFFORD FUNDS Baillie Gifford International Alpha Fund (the “Fund”) Supplement dated December 10, 2025 to the Prospectus, dated April 30, 2025, as supplemented or revised from time to time.